Other Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Unrealized gain (loss) on long-term investments	$ 3.1	$ (4.2)
Realized gain on sale of long-term investments	7.0	0.0
Gain (loss) on capital dispositions	58.4	316.4
ARO Federal Aid	28.7	5.1
Lease modification		(0.4)
Sublease income	5.4	5.6
Other	(3.2)	(0.2)
Other income (loss)	$ 99.4	$ 322.3